Financing receivables - Analysis of Each Class of Loans Not Carried at Fair Value using Nomura's Internal Ratings or Equivalent Credit Quality Indicators (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015
Financing receivable, recorded investment [Line items]
Loans		¥ 1,304,137	¥ 1,145,961
Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		240,505	178,486
Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		124,471	146,017
Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans		¥ 377,437	425,245
Secured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans			7,249
Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans		¥ 9,751	9,746
Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans		540,622	369,740
Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans		11,051	7,374
Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans		300	2,104
AAA-BBB [Member]
Financing receivable, recorded investment [Line items]
Loans		528,996	513,911
AAA-BBB [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		125,371	100,927
AAA-BBB [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		¥ 122,411	¥ 141,395
AAA-BBB [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans
AAA-BBB [Member] | Secured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans			¥ 7,249
AAA-BBB [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans		¥ 9,751	9,746
AAA-BBB [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans		268,206	249,046
AAA-BBB [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans		2,957	3,619
AAA-BBB [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans		300	1,929
BB-CCC [Member]
Financing receivable, recorded investment [Line items]
Loans		343,358	160,423
BB-CCC [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		75,853	38,373
BB-CCC [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		¥ 2,059	¥ 4,620
BB-CCC [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans
BB-CCC [Member] | Secured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans
BB-CCC [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans
BB-CCC [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans		¥ 264,323	¥ 117,255
BB-CCC [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans		¥ 1,123
BB-CCC [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans			¥ 175
CC-D [Member]
Financing receivable, recorded investment [Line items]
Loans		¥ 3,975	¥ 1,143
CC-D [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		0
CC-D [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		¥ 1	¥ 2
CC-D [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans
CC-D [Member] | Secured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans
CC-D [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans
CC-D [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans		¥ 3,974	¥ 1,141
CC-D [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans
CC-D [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans
Others [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]	¥ 427,808	¥ 470,484
Others [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]	¥ 39,281	¥ 39,186
Others [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans
Others [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]	¥ 377,437	¥ 425,245
Others [Member] | Secured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans
Others [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans
Others [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]	¥ 4,119	¥ 2,298
Others [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]	¥ 6,971	¥ 3,755
Others [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans

[1]	Relate to collateralized exposures where a specified ratio of LTV is maintained.